Short-Term and Long-Term Borrowings - Schedule of Maturity Analysis of Long-Term Borrowings (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)
Schedule of Maturity Analysis of Long-Term Borrowings [Abstract]
2026	$ 43,545	¥ 310,000
2027	986,094	7,020,000
2028	3,431,662	24,430,000
2029	783,818	5,580,000
2030	941,143	6,700,000
2031 and thereafter	1,882,287	13,400,000
Total long-term borrowings	$ 8,068,549	¥ 57,440,000